SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL INFORMATION

28	SUPPLEMENTAL INFORMATION

During 2016, the Company agreed with Ship Finance to terminate the long term charter for two vessels. The Company recognized a reduction in capital lease obligations of $27.1 million in the year ended December 31, 2016 and $24.6 million in the year ended December 31, 2017 in respect of these vessels.

During 2017, the Company agreed with Ship Finance to terminate the long term charter for three vessels. The Company recognized a reduction in capital lease obligations of $53.2 million in the year ended December 31, 2017 in respect of these vessels.

During 2018, the Company agreed with Ship Finance to terminate the long term charter for six vessels. The Company recognized a reduction in capital lease obligations of $167.9 million in the year ended December 31, 2018 in respect of these vessels.

Further information on the termination of long term charters with Ship Finance can be found in note 17.